Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Licenses
Licenses
Licenses
Year Ended December 31,	2010	2009
(Dollars in thousands)
Balance, beginning of year	$1,435,000	$1,433,415
Acquisitions	17,101	15,750
Impairment	—	(14,000)
Other	—	(165)
Balance, end of year	$1,452,101	$1,435,000

Goodwill
Goodwill
Goodwill
Year Ended December 31,	2010	2009
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,279
Accumulated impairment losses in prior periods	—	—
Balance, beginning of period	494,737	494,279
Impairment	—	—
Acquisitions	—	—
Other	—	458
Balance, end of period	$494,737	$494,737